INTANGIBLE ASSETS (Details) - Schedule of finite-lived intangible assets amortization expense - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Schedule of finite-lived intangible assets amortization expense [Abstract]
2022	$ 1,728	$ 764
2023	702	702
2024	585	585
2025	542	542
2026	542
Thereafter	790	1,522
Total	$ 4,889	$ 5,279